Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-lived intangible assets, gross	$ 712,569	$ 539,336
Accumulated amortization	90,239	28,964
Net book value of amortizable intangible assets	622,330	510,372
Developed Technology [Member]
Finite-lived intangible assets, gross	447,842	385,735
Accumulated amortization	54,029	9,058
Capitalized Software Development Costs [Member]
Finite-lived intangible assets, gross	16,612	15,831
Accumulated amortization	13,828	12,996
Patents [Member]
Finite-lived intangible assets, gross	14,065	13,533
Accumulated amortization	6,523	4,952
Trademarks and Trade Names [Member]
Finite-lived intangible assets, gross	59,019	16,877
Accumulated amortization	3,817	592
Customer Relationships [Member]
Finite-lived intangible assets, gross	100,679	77,779
Accumulated amortization	10,793	1,172
Non-compete Agreement [Member]
Finite-lived intangible assets, gross	10,354	350
Accumulated amortization	1,249	194
In-process Research and Development [Member]
Finite-lived intangible assets, gross	63,998	29,231
Accumulated amortization